UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices) (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 89.26%

Accident & Health Insurance - 1.52%
232,706	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,442,358

Agricultural Chemicals - 0.23%
190,928	Rentech, Inc. *	672,067

Agriculture Production Crops - 2.05%
153,667	Fresh Del Monte Produce, Inc. (Cayman Islands)	5,974,573

Air Transportation Scheduled - 0.75%
97,205	JetBlue Airways Corp. *	2,201,693

Aircraft Parts & Auxiliary Equipment - 1.32%
382,551	LMI Aerospace, Inc. *	3,852,289

Biotechnology Research & Products - 1.65%
409,262	Trinity Biotech Plc. (Ireland)	4,812,921

Bituminous Coal & Lignite Surface Mining - 0.67%
947,476	Cloud Peak Energy, Inc. *	1,970,750

Business Services, NEC - 1.15%
136,258	Xura, Inc. *	3,349,222

Cogeneration Services & Small Power Producers - 1.59%
300,300	Covanta Holding Corp.	4,651,647

Commercial Banks - 2.05%
320,739	FirstMerit Corp.	5,981,782

Computer Peripheral Equipment, NEC - 0.74%
234,487	Brocade Communications Systems, Inc.	2,152,591

Computer Processing & Data Preparation - 1.01%
2,938,440	IPass, Inc. *	2,938,440

Computer Programming, Data Processing Etc. - 0.89%
115,460	Autobytel, Inc. *	2,604,778

Computer Storage Devices - 0.61%
1,975,634	Violin Memory, Inc. *	1,778,071

Crude Petroleum & Natural Gas - 0.58%
57,600	Carrizo Oil & Gas, Inc. *	1,703,808

Cutlery, Handtools & General Hardware - 2.42%
719,040	Blount International, Inc. *	7,053,782

Deep Sea Foreigh Transportation of Freight - 0.93%
51,939	Seacor Holdings, Inc. *	2,729,914

Electric Lighting & Wiring Equipment - 3.36%
573,678	LSI Industries, Inc.	6,993,135
1,301,615	Orion Energy Systems, Inc. *	2,824,505
		9,817,639
Electric Services - 0.14%
30,000	Dynegy, Inc. *	402,000

Electronic Components & Accessories - 2.75%
188,867	CTS Corp.	3,331,614
391,060	Vishay Intertechnology, Inc.	4,712,273
		8,043,887
Fabricated Plate Work (Boiler Shops) - 1.34%
619,098	Global Power Equipment Group, Inc.	2,154,461
520,971	McDermott International, Inc. *	1,745,253
		3,899,714
Fire, Marine & Casualty Insurance - 4.39%
95,288	Endurance Specialty Holdings Ltd. (Bermuda)	6,097,479
199,920	Selective Insurance Group, Inc.	6,713,314
		12,810,793
Food & Kindred Products - 1.69%
450,166	Boulder Brands, Inc. *	4,942,823

Gold & Silver Ores - 0.08%
33,900	Pan American Silver Corp. (Canada)	220,350

Greeting Cards - 1.02%
105,132	CSS Industries, Inc.	2,983,646

Heavy Construction Other Than Building Construction Contractors - 1.84%
883,747	Sterling Construction Co. *	5,373,182

Home Health Care - 0.08%
3,767,665	Hooper Holmes, Inc. *	229,828

Ice Cream & Frozen Desserts - 1.76%
299,917	Dean Foods Co.	5,143,577

Instruments for Measuring & Testing of Electricity & Elec Signals - 0.58%
278,235	Xcerra Corp. *	1,683,322

Investment Advice - 0.37%
77,548	Janus Capital Group, Inc.	1,092,651

Leisure Time - 1.53%
473,912	Callaway Golf Corp.	4,464,251

Life Insurance - 3.37%
747,582	Genworth Financial, Inc. Class-A *	2,788,481
12,832	National Western Life Insurance Co.	3,232,894
103,302	Phoenix Companies, Inc. *	3,826,306
		9,847,681
Meat Packing Plants - 0.77%
779	Seaboard Corp. *	2,255,002

Medical & Dental Instruments & Supply - 3.15%
272,923	Cryolife, Inc.	2,942,110
173,942	Owens & Minor, Inc.	6,258,433
		9,200,543
Mining, Quarrying of Nonmetallic Minerals - 0.74%
484,125	Hecla Mining Co.	914,996
421,305	Intrepid Potash, Inc. *	1,242,850
		2,157,846
Mortgage Bankers & Loan Correspondents - 2.03%
444,141	Nationstar Mortgage Holdings, Inc. *	5,938,566

Motor Vehicle Parts & Accessories - 2.34%
183,453	Dana Holding Corp.	2,531,651
232,845	Superior Industries International, Inc.	4,289,005
		6,820,656
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.83%
139,814	Invacare Corp.	2,431,365

Photographic Equipment & Supplies - 1.14%
265,043	Eastman Kodak Co. *	3,323,639

Printed Circuit Boards - 1.50%
80,573	Benchmark Electronics, Inc. *	1,665,444
132,340	Sanmina Corp. *	2,723,557
		4,389,001
Production Technology Equipment - 1.16%
650,112	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19) *	3,374,081

Radio & TV Broadcasting & Communications Equipment - 1.35%
583,334	SeaChange International, Inc. *	3,931,671

Retail-Apparel & Accessory Stores - 1.27%
213,934	Express, Inc. *	3,696,780

Retail-Auto Dealers & Gasoline Stations - 1.10%
342,464	TravelCenters of America LLC *	3,219,162

Retail-Miscellaneous Shopping Goods Stores - 0.69%
355,365	Office Depot, Inc. *	2,004,259

Rolling Drawing & Extruding of Nonferous Metals - 0.94%
200,540	Tredegar Corp.	2,731,355

Savings Institution, Federally Chartered - 1.37%
347,040	Brookline Bancorp., Inc.	3,990,960

Security Brokers, Dealers & Flotation Companies - 2.05%
486,428	KCG Holdings, Inc. *	5,987,929

Semiconductors & Related Devices - 2.35%
118,355	AXT, Inc. *	293,520
604,653	NeoPhotonics Corp. *	6,566,532
		6,860,052
Services-Computer Integrated Systems Design - 1.84%
349,059	Allscripts Healthcare Solutions, Inc. *	5,368,527

Services-Computer Programming Services - 0.86%
592,576	Real Networks, Inc. *	2,518,448

Services-Engineering, Accounting, Research, Management - 0.38%
294,978	PRGX Global, Inc. *	1,097,318

Services-Misc. Equipment Rental & Leasing - 2.10%
448,741	Fly Leasing Ltd. (Ireland)	6,125,315

Services-Motion Picture & Video Tape Production - 0.47%
220,791	Gaiam, Inc. Class-A *	1,377,736

Special Industry Machinery - 3.24%
1,480,653	Axcelis Technologies, Inc. *	3,834,891
1,591,558	Mattson Technology, Inc. *	5,618,200
		9,453,091
Sporting & Athletic Goods, NEC - 1.57%
1,037,402	Black Diamond, Inc. *	4,585,317

Steel Pipes and Tubes - 0.85%
222,346	Northwest Pipe Co. (1 Right per share, exp. 6/28/19)*	2,488,052

Steel Works, Blast Furnaces Rolling Mills - 0.66%
229,176	TimkenSteel Corp.	1,920,495

Surgical & Medical Instruments & Apparatus - 2.10%
156,586	Orthofix International N.V. (Curacao)*	6,139,737

Telephone Communications (No Radio Telephone) - 2.68%
1,363,022	Vonage Holdings Corp. *	7,823,746

Television Broadcasting Stations - 1.65%
254,367	E.W. Scripps Co.	4,832,973

Title Insurance - 1.31%
102,362	Stewart Information Services Corp.	3,821,173

Water Supply - 0.35%
210,586	Pure Cycle Corp. *	1,010,813

TOTAL FOR COMMON STOCKS (Cost $246,576,356) - 89.26%		260,701,636

PREFERRED STOCK - 0.98%

Life Insurance - 0.98%
139,770	Phoenix Companies Quibs 7.450% 01/15/2032	2,849,910

TOTAL FOR PREFERRED STOCK (Cost $2,966,929) - 0.98%		2,849,910

REAL ESTATE INVESTMENT TRUSTS - 1.96%
868,244	MFA Financial, Inc.	5,730,410

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $6,355,930) - 1.96%		5,730,410

SHORT-TERM INVESTMENTS - 7.96%
23,252,529	Federated Treasury Obligation Fund-Institutional Shares (Cost $23,252,529) 0.08% **	23,252,529

TOTAL INVESTMENTS (Cost $279,151,744) - 100.16% ***		292,534,486

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16%)		(463,504)

NET ASSETS - 100.00%		$ 292,070,982

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2015.

*** At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $279,151,744 amounted to $13,382,742, which consisted of aggregate gross unrealized appreciation of $55,914,907 and aggregate gross unrealized depreciation of $42,532,165.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $279,151,744 amounted to $13,382,742, which consisted of aggregate gross unrealized appreciation of $55,914,907 and aggregate gross unrealized depreciation of $42,532,165.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$260,701,636	$0	$0	$260,701,636
Corporate Bonds	$2,849,910	$0	$0	$2,849,910
Real Estate Investment Trusts	$5,730,410	$0	$0	$5,730,410
Cash Equivalents	$23,252,529	$0	$0	$23,252,529
Total	$292,534,486	$0	$0	$292,534,486

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 22, 2016

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 22, 2016

* Print the name and title of each signing officer under his or her signature.